Employees' retirement benefits	12 Months Ended
Mar. 31, 2013
Employees' retirement benefits

10.    Employees’ retirement benefits:

(1)	Severance Payments and Contract-type Corporate Pension Plans

Employees are generally entitled to lump-sum severance payments based on NTT’s severance payment plans, determined by reference to the employee’s basic rate of pay, length of service and other conditions.

NTT and certain subsidiaries introduced non-contributory funded contract-type corporate pension plans, which cover 28% of the severance benefits under the severance payment plans to employees who are more than 50 years old and retire after twenty or more years of service. The benefits are also payable in a lump sum at the option of the employee.

The following table presents the reconciliation of the changes in the plans’ benefit obligations and fair value of plan assets during the fiscal years ended March 31, 2012 and 2013. NTT uses a March 31 measurement date.

	2012	2013
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥2,094,807	¥2,037,901
Service cost	72,542	72,628
Interest cost	40,840	37,511
Plan amendment	197	178
Actuarial loss (gain)	21,493	36,155
Other	12,594	3,027
Benefit payments (Lump-sum severance payments and Pension)	(204,572)	(174,476)

Benefit obligation, end of year	2,037,901	2,012,924

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	1,086,800	1,072,879
Actual return on plan assets	25,372	98,448
Employer contributions	69,851	66,736
Other	3,588	1,600
Benefit payments (Pension)	(112,732)	(114,498)

Fair value of plan assets, end of year	1,072,879	1,125,165

At March 31:
Under funded status	¥(965,022)	¥(887,759)

The following table provides the amounts recognized in the consolidated balance sheets:

	2012	2013
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(965,068)	¥(887,816)
Other assets	46	57
Accumulated other comprehensive loss (income)	330,090	277,469

Net amount recognized	¥(634,932)	¥(610,290)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2012	2013
	Millions of yen
At March 31:
Net actuarial loss	¥356,081	¥298,130
Transition obligation	943	776
Prior service cost(*)	(26,934)	(21,437)

Total	¥330,090	¥277,469

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plans.

The accumulated benefit obligation was ¥2,017,742 million and ¥1,987,894 million at March 31, 2012 and 2013, respectively.

The projected benefit obligation and the fair value of plan assets in the plans with projected benefit obligations in excess of fair value of plan assets at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
At March 31:
Projected benefit obligation	¥2,037,514	¥2,012,842
Fair value of plan assets	1,072,776	1,125,027

The accumulated benefit obligation and the fair value of plan assets in the plans with accumulated benefit obligations in excess of fair value of plan assets at March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
At March 31:
Accumulated benefit obligation	¥2,017,684	¥1,987,813
Fair value of plan assets	1,072,776	1,125,027

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2013 included the following components:

	2011	2012	2013
	Millions of yen
Service cost	¥75,251	¥72,542	¥72,628
Interest cost on projected benefit obligation	43,854	40,840	37,511
Expected return on plan assets	(24,819)	(21,562)	(21,179)
Amortization of net actuarial loss	11,936	16,624	16,891
Amortization of transition obligation	169	169	167
Amortization of prior service cost	(22,279)	(15,738)	(5,266)

Total	¥84,112	¥92,875	¥100,752

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥17,681	¥(41,114)
Amortization of net actuarial loss	(16,624)	(16,891)
Amortization of transition obligation	(169)	(167)
Accrued past service liability	173	178
Amortization of prior service cost	15,738	5,266
Other	3,146	107

Total	¥19,945	¥(52,621)

The amounts of net actuarial loss, transition obligation and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2014 amount to ¥7,734 million, ¥123 million and ¥(4,702) million, respectively.

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2011	2012	2013
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.0%	1.9%	1.5%
Rate of compensation increase	2.4-3.4%	2.4-3.4%	2.4-3.4%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	1.9-3.2%	2.4-3.4%	2.4-3.4%
Expected long-term return on plan assets	2.3%	2.0%	2.0%

In determining the expected long-term rate of return on plan assets, NTT considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of contract-type corporate pension plans as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 14.

	As of March 31, 2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥6,226	¥6,226	—	—

Debt securities
Japanese government bonds/local government bonds	367,251	354,172	13,079	—
Domestic corporate bonds	112,217	—	112,217	—
Foreign government bonds	84,180	82,886	1,294	—
Foreign corporate bonds	4,060	306	3,754	—

Equity securities
Domestic	130,239	130,239	—	—
Foreign	85,101	85,101	—	—

Securities investment trust
Domestic/debt securities	13,179	—	13,179	—
Domestic/equity securities	11,064	—	11,064	—
Foreign/debt securities	7,845	—	7,845	—
Foreign/equity securities	10,683	—	10,683	—

Pooled funds	89,983	—	89,983	—

Life insurance company general accounts	148,643	—	148,643	—

Others	2,208	—	10	2,198

Total	¥1,072,879	¥658,930	¥411,751	¥2,198

	As of March 31, 2013
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥9,372	¥9,372	—	—

Debt securities
Japanese government bonds/local government bonds	393,379	381,676	11,703	—
Domestic corporate bonds	104,626	—	104,626	—
Foreign government bonds	86,897	37,786	49,111	—
Foreign corporate bonds	3,124	216	2,908	—

Equity securities
Domestic	137,846	137,781	65	—
Foreign	89,903	89,879	—	24

Securities investment trust
Domestic/debt securities	13,505	—	13,505	—
Domestic/equity securities	12,233	—	12,233	—
Foreign/debt securities	8,366	—	8,366	—
Foreign/equity securities	10,367	—	10,367	—

Pooled funds	102,896	—	102,896	—

Life insurance company general accounts	150,375	—	150,375	—

Others	2,276	—	91	2,185

Total	¥1,125,165	¥656,710	¥466,246	¥2,209

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. In case the fair value is measured by inputs derived from unobservable data, it is classified as Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. Fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Pooled funds are evaluated based on the fair value as reported by the trust operator, and are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified as Level 2.

Others

Others include fund of hedge funds, among other things. Fair value is measured by inputs derived from unobservable data, which is classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group’s policy with respect to asset management planning is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. Therefore, the long-term objective of asset management is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The target allocations in March 2013 are: domestic bonds, 53.0%; domestic stocks, 13.0%; foreign bonds, 10.0%; foreign stocks, 10.0%; and life insurance company general accounts, 14.0%.

Domestic stocks include NTT Group’s and its affiliates’ common stock with an aggregate fair value of ¥3,020 million (0.3% of total plan assets) and ¥2,701 million (0.2% of total plan assets) at March 31, 2012 and 2013, respectively.

NTT Group expects to contribute ¥39,870 million to the contract-type corporate pension plans in the fiscal year ending March 31, 2014.

The estimated future benefit payments are as follows:

Year ending March 31	Millions of yen
2014	¥135,073
2015	136,279
2016	138,105
2017	135,848
2018	148,478
2019-2023	599,184

Total	¥1,292,967

(2)    Social Welfare Pension Scheme and NTT Kigyou-Nenkin-Kikin (NTT Corporate Defined Benefit Pension Plan)

Since its incorporation in April 1985, both NTT Group and its employees made contributions every year to the Nippon Telegraph and Telephone Mutual Aid Plan (“the NTT Mutual Aid Plan”), which was one of the Japanese government-regulated social welfare pension schemes, based on the Public Corporation Employee Mutual Aid Association Law, and was operated to pay pension benefits to the retired/existing employees of NTT, Public Corporation and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications). The NTT Mutual Aid Plan was considered as a multi-employer plan and, accordingly, contributions were recognized as an expense when they were required for the period.

As part of the Japanese social welfare pension scheme restructuring in 1997, the Japanese Welfare Pension Insurance Law was amended effective April 1, 1997 to integrate the NTT Mutual Aid Plan under the Public Corporation Employee Mutual Aid Association Law with the Welfare Pension Insurance Scheme under the Japanese Welfare Pension Insurance Law. This converted the NTT Mutual Aid Plan into (a) the national Kosei-Nenkin (“the National Plan”), (b) NTT Kosei-Nenkin-Kikin (the “NTT Plan”) and (c) the Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan). Based on the Law Concerning Defined-Benefit Corporate Pension Plans which came into force in June 2001, the NTT Plan completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations, as described below. In July 2007, the NTT Plan was converted to NTT Kigyou-Nenkin-Kikin or the NTT Corporate Defined Benefit Pension Plan (“NTT CDBP”) that succeeded the pension benefit obligations after the transfer to the Japanese Government of the substitutional portion of the benefit obligations.

(a)    The National Plan

The National Plan is a government-regulated social welfare pension plan under the Japanese Welfare Pension Insurance Law and since April 1997, both NTT Group and its employees have made contributions to such plan every year. It is considered as a multi-employer plan and contributions are recognized as expenses when contributions are required. The total amounts of contributions were ¥121,025 million, ¥122,215 million and ¥124,405 million for the fiscal years ended March 31, 2011, 2012 and 2013, respectively. In addition, the National Plan is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.

(b)    The NTT CDBP (former NTT Plan)

NTT established the NTT Plan in April 1997. Both NTT Group and its employees made contributions to such plan to supplement the pension benefits to which the employees were entitled under the National Plan. The NTT Plan was regulated under the Japanese Welfare Pension Insurance Law and covered a substitutional portion of the National Plan.

The NTT Plan is considered a defined benefit pension plan and is accounted for separately from the severance payments and the contract-type corporate pension plans as described in (1) above.

In June 2003, under the Law Concerning Defined-Benefit Corporate Pension Plans, the NTT Plan applied to the Japanese Government for permission to be relieved of the obligations related to future employee services to disburse the NTT Plan benefits covering the substitutional portion and in September 2003, the approval was granted. In April 2007, the NTT Plan applied for permission to be relieved of the remaining obligations related to past services to disburse the benefits covering the substitutional portion, and in July 2007, the approval was granted. As a result, the NTT Plan was converted to the NTT CDBP, a defined-benefit corporate pension fund.

In February 2008, the NTT CDBP completed the transfer to the Japanese Government of the substitutional portion of the benefit obligations and related plan assets, determined pursuant to the government formula, of the pension fund to the government agency.

The following table presents a reconciliation of the changes in the benefit obligations and fair value of assets of the NTT CDBP at March 31, 2012 and 2013. NTT uses a March 31 measurement date.

	2012	2013
	Millions of yen
Change in benefit obligations:
Benefit obligation, beginning of year	¥1,426,059	¥1,467,064
Service cost	37,896	37,647
Interest cost	27,980	27,260
Actuarial loss (gain)	(48)	98,532
Other	2,235	790
Benefit payments	(27,058)	(30,202)

Benefit obligation, end of year	1,467,064	1,601,091

Change in fair value of plan assets:
Fair value of plan assets, beginning of year	898,141	897,247
Actual return on plan assets	12,654	104,996
Employer contributions	7,542	7,236
Employee contributions	3,567	3,573
Other	2,401	486
Benefits payments	(27,058)	(30,202)

Fair value of plan assets, end of year	897,247	983,336

At March 31:
Under funded status	¥(569,817)	¥(617,755)

The following table provides the amounts recognized in the consolidated balance sheets:

	2012	2013
	Millions of yen
At March 31:
Liability for employees’ retirement benefits	¥(569,817)	¥(617,755)
Accumulated other comprehensive loss	178,539	181,536

Net amount recognized	¥(391,278)	¥(436,219)

The following table provides the amounts recognized as accumulated other comprehensive loss (income):

	2012	2013
	Millions of yen
At March 31:
Net actuarial loss	¥183,549	¥183,359
Prior service cost(*)	(5,010)	(1,823)

Total	¥178,539	¥181,536

(*)	Prior service cost has been amortized on the straight-line method over the average remaining service period of employees expected to receive benefits under the plan.

The accumulated benefit obligation was ¥1,255,295 million and ¥1,355,816 million at March 31, 2012 and 2013, respectively.

The charges to income for employees’ retirement benefits for each of the three years in the period ended March 31, 2013 included the following components:

	2011	2012	2013
	Millions of yen
Service cost	¥36,591	¥37,896	¥37,647
Interest cost on projected benefit obligation	27,866	27,980	27,260
Expected return on plan assets	(22,858)	(21,901)	(21,743)
Amortization of net actuarial loss	12,488	17,232	15,982
Amortization of prior service cost	(4,526)	(3,857)	(3,187)
Employee contributions	(3,615)	(3,567)	(3,573)

Total	¥45,946	¥53,783	¥52,386

Other changes in plan assets and benefit obligations recognized as other comprehensive loss (income) for the fiscal years ended March 31, 2012 and 2013 are as follows:

	2012	2013
	Millions of yen
Other comprehensive loss (income)
Net loss (gain) arising during period	¥9,199	¥15,279
Amortization of net actuarial loss	(17,232)	(15,982)
Amortization of prior service cost	3,857	3,187
Other	4	513

Total	¥(4,172)	¥2,997

The amounts of net actuarial loss and prior service cost included as accumulated other comprehensive loss (income) expected to be recognized as components of net periodic benefit cost for the fiscal year ending March 31, 2014 amount to ¥15,265 million and ¥(1,781) million, respectively.

The following table reflects the weighted-average assumptions used to determine the benefit obligations and net periodic benefit cost:

	2011	2012	2013
Weighted-average assumption used to determine benefit obligations at March 31
Discount rate	2.0%	1.9%	1.5%
Rate of compensation increase	3.4%	3.4%	3.9%
Weighted-average assumption used to determine net periodic benefit cost for years ended March 31
Discount rate	2.1%	2.0%	1.9%
Rate of compensation increase	3.4%	3.4%	3.4%
Expected long-term return on plan assets	2.5%	2.5%	2.5%

In determining the expected long-term rate of return on plan assets, NTT Group considers the current and projected asset allocations, as well as expected long-term investment returns and risks for each category of the plan assets based on analysis of historical results.

The following table presents the fair values of pension plan assets of NTT CDBP as of March 31, 2012 and 2013. Descriptions of fair value hierarchy and the inputs used in measuring fair value are presented in note 14.

	As of March 31, 2012
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥5,650	¥5,650	—	—

Debt securities
Japanese government bonds/local government bonds	256,288	247,161	9,127	—
Domestic corporate bonds	81,363	—	81,363	—
Foreign government bonds	60,576	59,927	649	—
Foreign corporate bonds	2,417	123	2,294	—

Equity securities
Domestic	154,912	154,899	13	—
Foreign	94,772	94,772	—	—

Securities investment trust
Domestic/debt securities	14,997	—	14,997	—
Domestic/equity securities	19,660	—	19,660	—
Foreign/debt securities	12,547	—	12,547	—
Foreign/equity securities	13,831	—	13,831	—

Pooled funds	114,020	—	114,020	—

Life insurance company general accounts	61,529	—	61,529	—

Others	4,685	—	(2)	4,687

Total	¥897,247	¥562,532	¥330,028	¥4,687

	As of March 31, 2013
	Total	Fair value measurements using
		Level 1	Level 2	Level 3
	Millions of yen
Cash and cash equivalents	¥7,245	¥7,245	—	—

Debt securities
Japanese government bonds/local government bonds	290,222	281,605	8,617	—
Domestic corporate bonds	82,001	—	82,001	—
Foreign government bonds	65,432	29,090	36,342	—
Foreign corporate bonds	1,672	60	1,612	—

Equity securities
Domestic	182,455	182,326	129	—
Foreign	104,945	104,865	—	80

Securities investment trust
Domestic/debt securities	16,726	—	16,726	—
Domestic/equity securities	22,944	—	22,944	—
Foreign/debt securities	14,274	—	14,274	—
Foreign/equity securities	14,586	—	14,586	—

Pooled funds	114,828	—	114,828	—

Life insurance company general accounts	62,246	—	62,246	—

Others	3,760	—	14	3,746

Total	¥983,336	¥605,191	¥374,319	¥3,826

Cash and cash equivalents

Cash and cash equivalents include foreign currency deposits and call loans, and are all classified as Level 1.

Debt securities

Debt securities include Japanese government bonds and local government bonds, domestic corporate bonds, foreign government bonds and foreign corporate bonds. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2. In case the fair value is measured by inputs derived from unobservable data, it is classified as Level 3.

Equity securities

Equity securities include domestic stocks and foreign stocks. If active market prices are available, fair value is measured by quoted prices for identical assets in active markets, which is classified as Level 1. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Securities investment trust

Securities investment trust beneficiary certificates include bond investment trusts and foreign stock investment trusts. If active market prices are not available, fair value is measured by inputs derived principally from observable market data provided by financial institutions, which is classified as Level 2.

Pooled funds

Pooled funds include government bonds, local government bonds, domestic stocks and foreign stocks. Pooled funds are evaluated based on the fair value as reported by the trust operator, and are classified as Level 2.

Life insurance company general accounts

Life insurance company general accounts are the financial assets which guarantee an expected rate of return and principal and they are all classified as Level 2.

Others

Others include loans to employees and leasing receivables, which are classified as Level 3.

Level 3 reconciliation is not disclosed, since the amounts in Level 3 are immaterial.

NTT Group’s policy with respect to asset management planning is formulated with the ultimate objective of ensuring the steady disbursement of benefits in future periods. Therefore, the long-term objective of asset management is to secure the total profits deemed necessary to ensure pension financing. To achieve this, NTT Group selects various investments and takes into consideration their expected returns and risks and the correlation among them. NTT Group then sets the target allocation ratio for plan assets and endeavors to maintain that ratio. The target allocations are formulated from a mid- to long-term perspective and are reviewed annually. In the event that there is a significant change in the investment environment, NTT Group also reviews the asset allocations as necessary. The weighted-average target allocations in March 2013 are: domestic bonds, 47.7%; domestic stocks, 20.9%; foreign bonds, 10.0%; foreign stocks, 14.4%; and life insurance company general accounts, 7.0%.

Domestic stocks include NTT Group’s and its affiliates’ common stock with an aggregate fair value of ¥4,727 million (0.5% of total plan assets) and ¥4,473 million (0.5% of total plan assets) at March 31, 2012 and 2013, respectively.

NTT Group expects to contribute ¥7,094 million to the NTT CDBP in the fiscal year ending March 31, 2014.

The estimated future benefit payments of the NTT CDBP are as follows:

Year ending March 31	Millions of yen
2014	¥34,749
2015	41,721
2016	44,563
2017	46,918
2018	48,894
2019-2023	264,905

Total	¥481,750

(c)    The Special Accounting Fund for the NTT CDBP (former Special Accounting Fund for the NTT Plan)

The Special Accounting Fund for the NTT Plan (former NTT Mutual Aid Plan) was a transitional pension plan created to settle the former NTT Mutual Aid Plan in accordance with the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation. The NTT Mutual Aid Plan was integrated with the National Plan in April 1997, and the Special Accounting Fund for the NTT Plan aims to provide pension benefits for employees who retired before the 1997 shift in the scheme based on the Former Public Corporation Employee Mutual Aid Association Law.

In July 2007, the Special Accounting Fund for the NTT Plan was converted to the Special Accounting Fund for the NTT CDBP as the NTT Plan was converted to the NTT CDBP.

Based on the provisions of the Law to Partially Amend the Japanese Welfare Pension Insurance Law and other legislation, NTT pays contributions set by the Japanese Government every year to the Special Accounting Fund for the NTT CDBP to cover the costs of pension benefits based on the Former Public Corporation Employee Mutual Aid Association Law to cover benefits for the period of service in and prior to June 1956 of employees who retired in July 1956 or later from NTT, Public Corporation, and/or their predecessor government organizations (Ministry of Communications in the area of telecommunications and the Ministry of Telecommunications).

The Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, as are the former NTT Mutual Aid Plan and the current National Plan. It is considered as a multi-employer plan and therefore contributions are recognized as expenses when contributions are required. The amounts of contributions were ¥55,070 million, ¥50,574 million and ¥47,113 million for the fiscal years ended March 31, 2011, 2012 and 2013, respectively, and NTT expects such contributions will decrease year by year. In addition, the Special Accounting Fund for the NTT CDBP is a social welfare pension scheme, and because the information required by its accounting standards is limited, additional quantitative information relating to participation in the multi-employer plan is not disclosed.